Performance Management - Tremblant Opportunistic Global ETF	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund commenced operations by acquiring all of the assets and liabilities of Tremblant Tax Efficient Fund LP, an unregistered private investment fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”) in which investors in the Predecessor Fund received shares of the Fund. The Fund was formed to continue the operations of the Predecessor Fund in a registered ETF format. The Predecessor Fund is considered to be the accounting survivor of the Reorganization, meaning that the Fund has assumed the performance history of the Predecessor Fund. Consequently, references below to the “Fund’s returns” and the “Fund’s performance” are intended to include the returns of the Predecessor Fund.
The Predecessor Fund was organized as a Delaware limited partnership, did not qualify as a regulated investment company for federal income tax purposes, and did not pay dividends and distributions. As a result, we are unable to show the after-tax returns for the Predecessor Fund.
The investment objectives, policies, and restrictions of the Fund are, in all material respects, equivalent to those of the Predecessor Fund. The Fund’s investment adviser is under common control with the entity that served as investment adviser to the Predecessor Fund, and the portfolio manager responsible for managing the Predecessor Fund since its inception is the portfolio manager for the Fund.
The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund for each full calendar year since the Predecessor Fund commenced operations, following which are the highest and lowest performance quarters during the period shown in the bar chart. The performance table compares the Fund’s performance over time to the performance of the Morningstar Developed Markets Index, a broad-based securities market index intended to represent the overall developed markets equity market, as well as the MSCI World Index, the Fund's prior broad-based securities market index. In addition, the table compares the Fund's performance over time to the performance of the Morningstar Global Mid Cap Target Market Exposure Index, which more closely represents the investment exposure sought by the Fund.
The Fund commenced operations as an ETF as of April 30, 2024. Performance shown prior to April 30, 2024 is for Subclass A of the Predecessor Fund, which commenced operations July 31, 2022, and that performance information reflects all of the Predecessor Fund’s actual fees and expenses (i.e., the Predecessor Fund’s annual management fees and operating expenses before any fee waivers and/or expense subsidies). A separate share class of the Predecessor Fund commenced operations one month earlier than Subclass A, but that class did not incur management fees and the Predecessor Fund’s investment strategy was not fully implemented during that month, and therefore its performance has not been included. The performance of the Predecessor Fund has not been restated to reflect the expenses of the Fund, which are lower than those of the Predecessor Fund. Also, the Predecessor Fund was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements that are imposed by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance.
The past performance shown below is not necessarily an indication of how the Fund will perform in the future. Past performance will not necessarily continue in the future. Updated performance information is available at www.tremblantetf.com or by calling (212) 303-7358.

Performance Past Does Not Indicate Future [Text]	The past performance shown below is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The performance table compares the Fund’s performance over time to the performance of the Morningstar Developed Markets Index, a broad-based securities market index intended to represent the overall developed markets equity market, as well as the MSCI World Index, the Fund's prior broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]

Best Quarter	Q2, 2025	19.50%
Worst Quarter	Q3, 2023	-3.94%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.50%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.94%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2025
Performance Table Market Index Changed	The Morningstar Developed Markets Index has replaced the MSCI World Index as the Fund's broad-based securities market index (1) because the Adviser believes the Morningstar Developed Markets Index is representative of the broad-based securities market in which the Fund invests and (2) due to licensing considerations and potential cost savings.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees expenses and taxes)
Performance Availability Website Address [Text]	www.tremblantetf.com
Performance Availability Phone [Text]	(212) 303-7358